File No. 333-254202

As Filed With The Securities And Exchange Commission On June 21, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

EQ Advisors Trust

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

Steven M. Joenk

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

William T. MacGregor, Esq. Equitable Investment Management Group, LLC 1290 Avenue of the Americas New York, New York 10104	Mark C. Amorosi, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class IB and Class K shares of beneficial interest in the series of the Registrant designated as 1290 VT Natural Resources Portfolio, and Class IA and Class IB shares of beneficial interest in the series of the Registrant designated as EQ/Balanced Strategy Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-17217 and 811-07953).

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Explanatory Note

Part C

Signature Page

Exhibits

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 for EQ Advisors Trust (“EQ Trust” or “Registrant”) incorporates by reference the Registrant’s Combined Proxy Statement/Prospectus and Statement of Additional Information contained in the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, which was filed with the Securities and Exchange Commission (“SEC”) on April 16, 2021 (SEC Accession No.  0001193125-21-119498), and as amended by Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, which was filed with the SEC on April 30, 2021 (SEC Accession No. 0001193125-21-143957). This Post-Effective Amendment No. 2 is being filed solely for the purpose of including in the Registration Statement the following:.

(1) the executed Agreement and Plan of Reorganization and Termination (Exhibit 4(a)) between EQ Trust, on behalf of EQ/Global Bond PLUS Portfolio, a series thereof, and EQ Premier VIP Trust, on behalf of EQ/Core Plus Bond Portfolio, a series thereof; and

(2) the Agreement and Plan of Reorganization and Termination (Exhibit 4(b)) adopted by EQ Trust, on behalf of 1290 VT Energy Portfolio and EQ/Franklin Balanced Managed Volatility Portfolio, each a series thereof, and on behalf of 1290 VT Natural Resources Portfolio and EQ/Balanced Strategy Portfolio, each a series thereof.

PART C: OTHER INFORMATION

Item 15.	Indemnification

Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”)

Article VII, Section 2 of the Declaration of Trust of EQ Advisors Trust (“Trust”) states, in relevant part, that a “Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any Person, other than to the Trust, a Series or a Shareholder to the extent expressly provided in this Article VII. No person who is or has been a Trustee or officer of the Trust shall be liable to the Trust, or a Series or a Shareholder for any action or failure to act or for any other reason except solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee or officer as described herein, and shall not be liable for errors of judgment or mistakes of fact or law. A Trustee or officer of the Trust shall not be responsible or liable in any event for any neglect or wrongdoing of any person, including any other Trustee, officer, agent, employee, Manager, or Principal Underwriter of the Trust or any Series.” Article VII, Section 4 of the Trust’s Declaration of Trust states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.” Article VII, Section 5 of the Trust’s Declaration of Trust further states:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(b) To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust, a Series or any Shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

Registrant’s Investment Advisory Agreement states:

Limitations on Liability. The Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to the Adviser’s undertaking to do so, that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement.

Registrant’s Investment Sub-Advisory Agreements generally state:

6.    LIABILITY AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Portfolio(s), the Trust or the Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Sub-Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and the Trust, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Sub-Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Sub-Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees.

Section 14 of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless [the Distributor] from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which [the Distributor] may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by [the Distributor].

[The Distributor] will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of [the Distributor] in its capacity as a principal underwriter of the Trust’s Class [IA, IB and/or K] shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that [the Distributor] shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a)    EIM shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on EIM’s part (or on the part of any third party to whom EIM has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by EIM (or by such third party) of its obligations and duties under this Agreement (in the case of EIM) or under an agreement with EIM (in the case of such third party) or, subject to Section 10 below, EIM’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of EIM) or an agreement with EIM (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of EIM) or under an agreement with EIM (in the case of such third party). In no event shall EIM (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if EIM (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b)    Except to the extent that EIM may be held liable pursuant to Section 6(a) above, EIM shall not be responsible for, and the Trust shall indemnify and hold EIM harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i)    any and all actions of EIM or its officers or agents required to be taken pursuant to this Agreement;

(ii)    the reliance on or use by EIM or its officers or agents of information, records, or documents which are received by EIM or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii)    the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv)    the breach of any representation or warranty of the Trust hereunder;

(v)    the reliance on or the carrying out by EIM or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi)    any delays, inaccuracies, errors in or omissions from information or data provided to EIM by data services, including data services providing information in connection with any third party computer system licensed to EIM, and by any corporate action services, pricing services or securities brokers and dealers;

(vii)    the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii)    any failure of the Trust’s Registration Statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix)    except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x)    all actions, inactions, omissions, or errors caused by third parties to whom EIM or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Portfolio, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify EIM pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreement states:

8.1(a). Equitable Financial Life Insurance Company (for the purposes of this Article, “Equitable”) agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Article VII of the Registrant’s Second Amended and Restated Retirement Plan Participation Agreement states:

7.1. Indemnification By the Plan. Except as provided to the contrary in Section 7.4 or 7.5 hereof, Equitable and the Plan shall jointly and severally indemnify and hold harmless the Trust, each member of the Board, the Distributor, the trustees, directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable and the Plan), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon:

(i) the failure (intentional or otherwise) of the Plan at any time to be or to continue to be a Qualified Plan…;

(ii) the sale or acquisition of the Class K shares of the Designated Portfolios and (1) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact made by Equitable or the Plan or any person under its control or the omission or the alleged omission to state a material fact required to be stated or necessary to make such statements not misleading, unless such statement or omission or alleged statement or omission was made in reliance upon and in conformity with information furnished by the Trust or the Distributor to Equitable or the Plan for use in connection with the sale or distribution of Class K shares of the Designated Portfolios; or (2) arise out of or as a result of warranties or representations (other than warranties or representations contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust not supplied by the Plan or persons under its control) or wrongful conduct of Equitable or the Plan or any of such, with respect to the sale or distribution of Class K shares of the Designated Portfolios; or (3) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such a statement or omission was made in reliance upon information furnished to the Trust or the Distributor by Equitable or the Plan or persons under their control; or

(iii) arise as a result of any failure by the Plan to provide the services or furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(iv) arise out of or result from any material breach of any representation and/or warranty made by Equitable or the Plan in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable or the Plan.

7.2. Indemnification by the Distributor. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Distributor shall indemnify and hold harmless the Plan, its trustees, the Trust, the Board and their officers and each person, if any, who controls the Plan within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon

(i) the sale or acquisition of Class K shares of the Designated Portfolios by the Plan and (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished by the Distributor to the Trust for use in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or otherwise for use in connection with the sale or acquisition of Class K shares of the Delegated Portfolios by the Plan; or (2) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, but only if such statement or omission was made in reliance upon information furnished to the Plan or the Trust by the Distributor; or

(ii) any failure by the Distributor to provide the services and furnish the materials required to be provided or furnished by the Distributor under the terms of this Agreement; or

(iii) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor.

7.3. Indemnification by the Trust. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Trust shall indemnify and hold harmless the Plan and each of its trustees and officers, the Distributor, the directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to, arise out of or are based upon:

(i) any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust….

Item 16. Exhibits

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust.[50]

(1)(b)(i)	Certificate of Trust.[1]

(1)(b)(ii)	Certificate of Amendment to the Certificate of Trust.[2]

(2)	Third Amended and Restated By-Laws. [55]

(3)	None.

(4)(a)

Agreement and Plan of Reorganization and Termination between EQ Advisors Trust, on behalf of EQ/Global Bond PLUS Portfolio, a segregated portfolio of assets (“series”) thereof, and EQ Premier VIP Trust, on behalf of EQ/Core Plus Bond Portfolio, a series thereof. (filed herewith)

(4)(b)

Agreement and Plan of Reorganization and Termination adopted by EQ Advisors Trust, on behalf of 1290 VT Energy Portfolio and EQ/Franklin Balanced Managed Volatility Portfolio, each a segregated portfolio of assets (“series”) thereof, and on behalf of 1290 VT Natural Resources Portfolio and EQ/Balanced Strategy Portfolio, each a series thereof. (filed herewith)

(5)	None, other than provisions contained in Exhibits (1)(a) and (2).

(6)	Investment Advisory Contracts

(6)(a)(i)	Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between EQ Advisors Trust (the “Trust”) and Equitable Investment Management Group, LLC (“EIM”). [63]

(6)(a)(ii)(a)	Amendment No. 1 dated February 1, 2021 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM. [63]

(6)(a)(ii)(b)	Amendment No. 2 dated February 26, 2021 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM. [64]

(6)(a)(iii)	Investment Sub-Advisory Agreement between EIM and T. Rowe Price Associates, Inc. (“T. Rowe Price”), dated as of July 16, 2020. [63]

(6)(a)(iv)(a)	Investment Sub-Advisory Agreement between EIM and Massachusetts Financial Services Company (doing business as MFS Investment Management) (“MFS”), dated as of July 16, 2020. [63]

(6)(a)(iv)(b)	Amendment No. 1 dated January 1, 2021 to the Investment Sub-Advisory Agreement between EIM and MFS, dated as of July 16, 2020. [62]

(6)(a)(v)(a)	Investment Sub-Advisory Agreement between EIM and Morgan Stanley Investment Management Inc. (“MSIM”), dated as of July 16, 2020. [63]

(6)(a)(v)(b)	Sub-Advisory Agreement between MSIM and Morgan Stanley Investment Management Company, dated July 16, 2020. [64]

(6)(a)(vi)	Investment Sub-Advisory Agreement between EIM and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), dated as of July 16, 2020. [63]

(6)(a)(vii)(a)	Investment Sub-Advisory Agreement between EIM and AllianceBernstein L.P. (“AllianceBernstein”), dated as of July 16, 2020. [63]

(6)(a)(vii)(b)	Amendment No. 1 dated December 1, 2020 to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein, dated as of July 16, 2020. [62]

(6)(a)(viii)	Investment Sub-Advisory Agreement between EIM and Capital International, Inc. (“Capital International”), dated as of July 16, 2020. [63]

(6)(a)(ix)	Investment Sub-Advisory Agreement between EIM and Pacific Investment Management Company, LLC (“PIMCO”), dated as of July 16, 2020. [63]

(6)(a)(x)	Investment Sub-Advisory Agreement between EIM and Wellington Management Company, LLP (“Wellington”), dated as of July 16, 2020. [63]

(6)(a)(xi)	Investment Sub-Advisory Agreement between EIM and GAMCO Asset Management, Inc. (“GAMCO”), dated as of July 16, 2020. [63]

(6)(a)(xii)	Investment Sub-Advisory Agreement between EIM and SSgA Funds Management, Inc. (“SSgA FM”), dated as of July 16, 2020. [63]

(6)(a)(xiii)	Investment Sub-Advisory Agreement between EIM, Wells Capital Management, Inc. and Wells Fargo Asset Management (International)-Limited (“WFAM (International)”), dated as of July 16, 2020. [63]

(6)(a)(xiv)	Investment Sub-Advisory Agreement between EIM and Lord Abbett & Co. LLC (“Lord Abbett”), dated as of August 1, 2020. [63]

(6)(a)(xv)	Investment Sub-Advisory Agreement between EIM and BNY Mellon Investment Adviser, Inc. (“BNY Mellon”), dated as of July 16, 2020. [63]

(6)(a)(xvi)	Investment Sub-Advisory Agreement between EIM and Franklin Mutual Advisers, LLC (“Franklin Mutual”), dated as of July 16, 2020. [63]

(6)(b)(i)	Investment Sub-Advisory Agreement between EIM and Franklin Advisers, Inc. (“Franklin Advisers”), dated as of July 16, 2020. [63]

(6)(b)(ii)(a)	Investment Sub-Advisory Agreement between EIM and BlackRock Investment Management, LLC (“BlackRock Investment”), dated as of July 16, 2020. [63]

(6)(b)(ii)(b)	Amendment No. 1 dated February 1, 2021, to the Investment Sub-Advisory Agreement between EIM and BlackRock Investment, dated as of July 16, 2020. [64]

(6)(b)(iii)(a)	Investment Sub-Advisory Agreement between EIM and Invesco Advisers, Inc. (“Invesco”), dated as of July 16, 2020. [63]

(6)(b)(iii)(b)	Amendment No. 1 dated May 1, 2021 to the Investment Sub-Advisory Agreement between EIM and Invesco, dated as of July 16, 2020. [64]

(6)(b)(iii)(c)	Investment Sub-Sub-Advisory Agreement between Invesco and Invesco Asset Management Limited, dated as of July 16, 2020. [64]

(6)(b)(iv)	Investment Sub-Advisory Agreement between EIM and Harris Associates LP (“Harris Associates”), dated as of July 16, 2020. [63]

(6)(c)(i)	Investment Sub-Advisory Agreement between EIM and EARNEST Partners, LLC (“Earnest”), dated as of July 16, 2020. [63]

(6)(c)(ii)(a)	Investment Sub-Advisory Agreement between EIM and AXA Investment Managers, Inc. (“AXA IM”), dated as of July 16, 2020. [63]

(6)(c)(ii)(b)	Amendment No. 1 dated April 12, 2021 to the Investment Sub-Advisory Agreement between EIM and AXA IM, dated July 16, 2020 [62]

(6)(c)(ii)(c)	Form of Amendment No. 2 dated April 30, 2021 to the Investment Sub-Advisory Agreement between EIM and AXA IM, dated July 16, 2020. [64]

(6)(c)(iii)	Investment Sub-Advisory Agreement between EIM and Palisade Capital Management L.L.C. (“Palisade Capital”), dated as of July 31, 2020. [63]

(6)(c)(iv)	Investment Sub-Advisory Agreement between EIM and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), dated as of July 16, 2020. [63]

(6)(c)(v)	Investment Sub-Advisory Agreement between EIM and Diamond Hill Capital Management, Inc. (“Diamond Hill”), dated as of July 16, 2020. [63]

(6)(d)(i)	Investment Sub-Advisory Agreement between EIM and Allianz Global Investors U.S. LLC (“Allianz”), dated as of July 16, 2020. [63]

(6)(d)(ii)	Amendment No. 1 dated September 1, 2020 to the Investment Sub-Advisory Agreement between EIM and Allianz dated as of July 16, 2020. [63]

(6)(d)(iii)	Investment Sub-Advisory Agreement between EIM and BlackRock Financial Management, Inc. (“BlackRock Financial”), dated as of July 16, 2020. [63]

(6)(d)(iv)	Investment Sub-Advisory Agreement between EIM and ClearBridge Investments LLC (“ClearBridge”), dated as of July 31, 2020. [63]

(6)(d)(v)	Investment Sub-Advisory Agreement between EIM and Horizon Kinetics Asset Management, LLC (“Horizon Kinetics”), dated as of July 16, 2020. [63]

(6)(e)(i)	Investment Sub-Advisory Agreement between EIM and Westfield Capital Management Company (“Westfield”), dated as of July 16, 2020. [63]

(6)(e)(ii)	Investment Sub-Advisory Agreement between EIM and Post Advisory Group, LLC (“Post”), dated as of July 16, 2020. [63]

(6)(e)(iii)	Investment Sub-Advisory Agreement between EIM and DoubleLine Capital L.P. (“DoubleLine”), dated as of July 16, 2020. [63]

(6)(f)(i)	Investment Sub-Advisory Agreement between EIM and Goldman Sachs Asset Management, L.P. (“Goldman”), dated as of July 16, 2020. [63]

(6)(f)(ii)(a)	Investment Sub-Advisory Agreement between EIM and Loomis, Sayles & Company, L.P. (“Loomis”), dated as of July 16, 2020. [63]

(6)(f)(ii)(b)	Amendment No. 1 dated April 12, 2021 to the Investment Sub-Advisory Agreement between EIM and Loomis, dated as of July 16, 2020. [62]

(6)(f)(ii)(c)	Form of Amendment No. 2 dated April 30, 2021 to the Investment Sub-Advisory Agreement between EIM and Loomis, dated as of July 16, 2020. [64]

(6)(f)(iii)(a)	Investment Sub-Advisory Agreement between EIM and QS Investors, LLC (“QS Investors”), dated as of July 31, 2020. [63]

(6)(f)(iii)(b)	Form of Amendment No. 1 dated May 1, 2021 to the Investment Sub-Advisory Agreement between EIM and QS Investors, dated as of July 31, 2020. [64]

(6)(g)(i)	Investment Sub-Advisory Agreement between EIM and Federated Global Investment Management Corp. (“Federated”), dated as of July 16, 2020. [63]

(6)(h)(i)	Investment Sub-Advisory Agreement between EIM and Vaughan Nelson Investment Management (“Vaughan Nelson”), dated as of July 16, 2020. [63]

(6)(h)(ii)	Investment Sub-Advisory Agreement between EIM and HS Management Partners, LLC (“HS Management”), dated as of July 16, 2020. [63]

(6)(h)(iii)	Investment Sub-Advisory Agreement between EIM and Polen Capital Management, LLC (“Polen Capital”), dated as of July 16, 2020. [63]

(6)(h)(iv)	Investment Sub-Advisory Agreement between EIM, DoubleLine Equity LP and DoubleLine Capital LP (“DL Equity and DoubleLine Capital”), dated as of July 16, 2020. [63]

(6)(h)(v)	Investment Sub-Advisory Agreement between EIM and Janus Capital Management LLC (“Janus Capital”), dated as of July 16, 2020. [63]

(6)(h)(vi)	Investment Sub-Advisory Agreement between EIM and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), dated as of November 17, 2020. [63]

(6)(h)(vii)	Investment Sub-Advisory Agreement between EIM and American Century Investment Management, Inc. (“American Century”), dated as of July 16, 2020. [63]

(6)(h)(viii)	Investment Sub-Advisory Agreement between EIM and FIAM LLC (“FIAM”), dated as of July 16, 2020. [63]

(6)(h)(ix)	Investment Sub-Advisory Agreement between EIM and Lazard Asset Management LLC (“Lazard”), dated as of August 1, 2020. [63]

(6)(i)(i)	Investment Sub-Advisory Agreement between EIM and First Trust Advisors L.P. (“First Trust”), dated as of July 16, 2020. [63]

(6)(i)(ii)	Investment Sub-Advisory Agreement between EIM and 1832 Asset Management U.S. Inc. (“1832 Asset Management”), dated as of July 16, 2020. [63]

(6)(i)(iii)	Investment Sub-Advisory Agreement between EIM and GQG Partners LLC (“GQG Partners”), dated as of July 1, 2020. [63]

(6)(i)(iv)	Investment Sub-Advisory Agreement between EIM and Aristotle Capital Management, LLC (“Aristotle”), dated February 1, 2021.[62]

(7)	Underwriting Contracts

(7)(a)(i)	Distribution Agreement between the Trust and Equitable Distributors, LLC (“Equitable Distributors”), dated as of July 16, 2020 with respect to Class IB shares. [63]

(7)(a)(ii)	Amendment No. 1 dated February 1, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class IB shares. [63]

(7)(a)(iii)	Amendment No. 2 dated February 26, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class IB shares. [64]

(7)(a)(iv)	Distribution Agreement between the Trust and Equitable Distributors, dated as of July 16, 2020 with respect to Class K shares. [63]

(7)(a)(v)	Amendment No. 1 dated February 1, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class K shares. [63]

(7)(a)(vi)	Amendment No. 2 dated February 26, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class K shares. [64]

(7)(a)(vii)	Distribution Agreement between the Trust and Equitable Distributors, dated as of July 16, 2020 with respect to Class IA shares. [63]

(7)(a)(viii)	Amendment No. 1 dated February 1, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class IA shares. [63]

(7)(a)(ix)	Amendment No. 2 dated February 26, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class IA shares. [64]

(8)	Form of Deferred Compensation Plan. [3]

(9)	Custodian Agreements

(9)(a)(i)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[5]

(9)(a)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[7]

(9)(a)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]

(9)(a)(iv)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]

(9)(a)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[10]

(9)(a)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [11]

(9)(a)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [14]

(9)(a)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [15]

(9)(a)(ix)	Amendment No. 8 dated April 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [16]

(9)(a)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [17]

(9)(a)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [20]

(9)(a)(xii)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [20]

(9)(a)(xiii)	Amendment No. 12 dated January 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [21]

(9)(a)(xiv)	Amendment No. 13 dated May 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [22]

(9)(a)(xv)	Amendment No. 14 dated as of September 29, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [24]

(9)(a)(xvi)	Amendment No. 15 dated as of October 1, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [24]

(9)(a)(xvii)	Amendment No. 16 dated as of August 16, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [27]

(9)(a)(xviii)	Amendment No. 17 dated as of December 15, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [27]

(9)(a)(xix)	Amendment No. 18 dated as of December 7, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [28]

(9)(a)(xx)	Amendment No. 19 dated as of May 1, 2011 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [29]

(9)(a)(xxi)	Amendment No. 20 dated as of July 20, 2011 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [29]

(9)(a)(xxii)	Amendment No. 21 dated as of April 30, 2012 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [34]

(9)(a)(xxiii)	Amendment No. 22 dated as of June 1, 2013 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [39]

(9)(a)(xxiv)	Amendment No. 23 dated as of October 21, 2013 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [39]

(9)(a)(xxv)	Amendment No. 24 dated as of April 4, 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [43]

(9)(a)(xxvi)	Amendment No. 25 dated as of June 1, 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [43]

(9)(a)(xxvii)	Amendment No. 26 dated as of July 16, 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [44]

(9)(a)(xxviii)	Amendment No. 27 dated as of April 30, 2015 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [46]

(9)(a)(xxvix)	Amendment No. 28 dated as of December 21, 2015 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [48]

(9)(a)(xxx)	Amendment No. 29 dated as of December 9, 2016 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [51]

(9)(a)(xxxi)	Amendment No. 30 dated as of May 1, 2017 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [52]

(9)(a)(xxxii)	Amendment No. 31 dated as of November 1, 2017 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[54]

(9)(a)(xxxiii)	Amendment No. 32 dated as of February 21, 2018 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [56]

(9)(a)(xxxiv)	Amendment No. 33 dated as of June 14, 2018 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [56]

(9)(a)(xxxv)	Amendment No. 34 dated as of December 6, 2018 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[59]

(9)(a)(xxxvi)	Amendment No. 35 dated as of February 19, 2019 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[59]

(9)(a)(xxxvii)	Amendment No. 36 dated as of July 16, 2020 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [63]

(9)(a)(xxxviii)	Form of Amendment No. 37 dated as of February 1, 2021 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [64]

(10)	Distribution Plan and Multiple Share Class Plan

(10)(a)(i)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares adopted as of July 14, 2010. [26]

(10)(a)(ii)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares of the MONY Portfolios adopted as of July 14, 2010. [26]

(10)(a)(iii)	Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA shares adopted as of July 12, 2011. [33]

(10)(b)(i)	Revised Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act. [29]

(11)	Opinion and Consent of Counsel regarding the legality of the securities being registered. [63]

(12)	Not applicable.

(13)	Other Material Contracts

(13)(a)(i)	Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. [63]

(13)(a)(ii)	Amendment No. 1 dated January 1, 2021 to the Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. [63]

(13)(a)(iii)	Amendment No. 2 dated February 1, 2021 to the Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. [63]

(13)(a)(iv)	Amendment No. 3 dated February 26, 2021 to the Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. [64]

(13)(b)(i)	Sub-Administration Agreement between EIM and JPMorgan Chase Bank dated May 1, 2011. [29]

(13)(b)(ii)	Sub-Administration Agreement dated April 1, 2015 between EIM and JPMorgan Chase Bank. [46]

(13)(c)(i)	Expense Limitation Agreement dated as of July 16, 2020 between the Trust and EIM. [63]

(13)(c)(ii)	Amendment No. 1 dated August 31, 2020 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. [63]

(13)(c)(iii)	Amendment No. 2 dated September 30, 2020 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. [63]

(13)(c)(iv)	Amendment No. 3 dated January 1, 2021 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. [63]

(13)(c)(v)	Amendment No. 4 dated February 26, 2021 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. [64]

(13)(d)(i)	Amended and Restated Participation Agreement among the Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated as of July 15, 2002.[6]

(13)(d)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[7]

(13)(d)(iii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[8]

(13)(d)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[8]

(13)(d)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[10]

(13)(d)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [12]

(13)(d)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [14]

(13)(d)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [15]

(13)(d)(ix)	Amendment No. 8 dated January 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [17]

(13)(d)(x)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [20]

(13)(d)(xi)	Amendment No. 10 dated January 15, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [21]

(13)(d)(xii)	Amendment No. 11 dated May 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [22]

(13)(d)(xiii)	Amendment No. 12 dated September 29, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [24]

(13)(d)(xiv)	Amendment No. 13 dated August 16, 2010 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [27]

(13)(d)(xv)	Amendment No. 14 dated as of December 15, 2010 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [27]

(13)(d)(xvi)	Amendment No. 15 dated June 7, 2011 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [30]

(13)(d)(xvii)	Amendment No. 16 dated as of April 30, 2012 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable and AXA Distributors dated July 15, 2002. [36]

(13)(e)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [38]

(13)(e)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [39]

(13)(e)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [39]

(13)(e)(iv)	Amendment No. 3 dated as of April 4, 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [43]

(13)(e)(v)	Amendment No. 4 dated as of June 1, 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [43]

(13)(e)(vi)	Amendment No. 5 dated as of July 16, 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [44]

(13)(e)(vii)	Amendment No. 6 dated as of April 30, 2015 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [45]

(13)(e)(viii)	Amendment No. 7 dated as of December 21, 2015 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [48]

(13)(e)(ix)	Amendment No. 8 dated as of December 9, 2016 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [51]

(13)(e)(x)	Amendment No. 9 dated as of May 1, 2017 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [52]

(13)(e)(xi)	Amendment No. 10 dated as of November 1, 2017 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [53]

(13)(e)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [56]

(13)(e)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[59]

(13)(e)(xiv)	Amendment No. 13 dated as of July 16, 2020 to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and Equitable Distributors dated May 23, 2012. [63]

(13)(e)(xv)	Amendment No. 14 dated as of February 1, 2021 to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and Equitable Distributors dated May 23, 2012. [63]

(13)(e)(xvi)	Amendment No. 15 dated as of February 26, 2021 to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and Equitable Distributors dated May 23, 2012. [64]

(13)(f)(i)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and AXA Equitable dated July 10, 2002. [6]

(13)(f)(ii)	Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [36]

(13)(f)(iii)

Amendment No. 1 dated as of September 1, 2014 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [44]

(13)(f)(iv)

Amendment No. 2 dated as of April 30, 2015 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [46]

(13)(f)(v)

Amendment No. 3 dated as of May 1, 2017 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [62]

(13)(f)(vi)

Amendment No. 4 dated as of February 1, 2021 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, Equitable Distributors, the Equitable 401(k) Plan and Equitable dated April 26, 2012. [62]

(13)(g)(i)	Amended and Restated Participation Agreement among the Trust, MONY Life Insurance Company (“MONY Life”), and AXA Distributors dated as of May 23, 2012. [40]

(13)(g)(ii)	Amendment No. 1 dated June 4, 2013 to the Amended and Restated Participation Agreement among the Trust, MONY Life, and AXA Distributors dated as of May 23, 2012. [40]

(13)(h)(i)	Participation Agreement among the Trust, MONY Life Insurance Company (“MONY”) and AXA Distributors effective as of October 1, 2013. [40]

(13)(h)(ii)	Amendment No. 1 dated as of April 4, 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [43]

(13)(h)(iii)	Amendment No. 2 dated as of June 1, 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [43]

(13)(h)(iv)	Amendment No. 3 dated as of July 16, 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [44]

(13)(h)(v)	Amendment No. 4 dated as of April 30, 2015 to the Participation Agreement among the Trust, MONY, and AXA Distributors effective as of October 1, 2013.[47]

(13)(h)(vi)	Amendment No. 5 dated as of December 9, 2016 to the Participation Agreement among the Trust, MONY, and AXA Distributors effective as of October 1, 2013. [51]

(13)(h)(vii)	Amendment No. 6 dated as of May 1, 2017 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [54]

(13)(h)(viii)	Amendment No. 7 dated as of July 13, 2018 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [56]

(13)(h)(ix)	Amendment No. 8 dated as of July 16, 2020 to the Participation Agreement among the Trust, MONY and Equitable Distributors effective as of October 1, 2013. [63]

(13)(h)(x)	Form of Amendment No. 9 dated as of February 26, 2021 to the Participation Agreement among the Trust, MONY and Equitable Distributors effective as of October 1, 2013. [64]

(13)(i)(i)	Amended and Restated Participation Agreement among the Trust, MONY Life Insurance Company of America (“MLOA”) and AXA Distributors dated as of May 23, 2012. [40]

(13)(i)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [40]

(13)(i)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [40]

(13)(i)(iv)	Amendment No. 3 dated as of November 1, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [42]

(13)(i)(v)	Amendment No. 4 dated as of April 4, 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [43]

(13)(i)(vi)	Amendment No. 5 dated as of June 1, 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [43]

(13)(i)(vii)	Amendment No. 6 dated as of July 16, 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [44]

(13)(i)(viii)	Amendment No. 7 dated as of April 30, 2015 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [45]

(13)(i)(ix)	Amendment No. 8 dated as of December 21, 2015 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [48]

(13)(i)(x)	Amendment No. 9 dated as of December 9, 2016 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [51]

(13)(i)(xi)	Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [52]

(13)(i)(xii)	Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [53]

(13)(i)(xiii)	Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [56]

(13)(i)(xiv)	Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[59]

(13)(i)(xv)	Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement among the Trust, MLOA and Equitable Distributors dated as of May 23, 2012. [63]

(13)(i)(xvi)	Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement among the Trust, MLOA and Equitable Distributors dated as of May 23, 2012. [63]

(13)(i)(xvii)	Amendment No. 16 dated as of February 26, 2021 to the Amended and Restated Participation Agreement among the Trust, MLOA and Equitable Distributors dated as of May 23, 2012. [64]

(13)(j)(i)	Form of Securities Lending Agreement with JPMorgan Chase Bank National Association. [49]

(14)	Consent of Independent Registered Public Accounting Firm. [63]

(15)	Not applicable.

(16)	Powers of Attorney. [63]

(17)	Forms of Voting Instruction and Proxy Cards. [63]

1.	Incorporated by reference to and/or previously filed with Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).
2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).
3.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).
5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).
6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).
7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).
8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).
10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).
11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005 (File No. 333-17217).
12.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006 (File No. 333-17217).
14.	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007 (File No. 333-17217).
15.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-17217).
16.	Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007 (File No. 333-17217).
17.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007 (File No. 333-17217).
20.	Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2009 (File No. 333-17217).
21.	Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on March 16, 2009 (File No. 333-17217).
22.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2009 (File No. 333-17217).
24.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-17217).
26.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed on October 5, 2010 (File No. 333-17217).
27.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed on February 3, 2011 (File No. 333-17217).
28.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2011 (File No. 333-17217).

29.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-17217).
30.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed on August 17, 2011 (File No. 333-17217).
31.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2012 (File No. 333-17217).
33.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2012 (File No. 333-17217).
34	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-17217).
36.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2013 (File No. 333-17217).
38.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 100 to the Registrant’s Registration Statement filed on July 22, 2013 (File No. 333-17217).
39.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on October 1, 2013 (File No. 333-17217).
40.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 103 to the Registrant’s Registration Statement filed on January 10, 2014 (File No. 333-17217).
42.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 106 to the Registrant’s Registration Statement filed on April 11, 2014 (File No. 333-17217).
43.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on April 30, 2014 (File No. 333-17217).
44.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 112 to the Registrant’s Registration Statement filed on February 5, 2015 (File No. 333-17217).
45.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 113 to the Registrant’s Registration Statement filed on April 17, 2015 (File No. 333-17217).
46.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on April 24, 2015 (File No. 333-17217).
47.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 118 to the Registrant’s Registration Statement filed on December 17, 2015 (File No. 333-17217).\
48.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed on February 11, 2016 (File No. 333-17217).
49.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 121 to the Registrant’s Registration Statement filed on April 25, 2016 (File No. 333-17217).
50.	Incorporated by reference and/or previously filed with Registrant’s Registration Statement on Form N-14 filed on January 17, 2017 (File No. 333-17217).
51.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 123 to the Registrant’s Registration Statement filed on January 31, 2017 (File No. 333-17217).

52.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 125 to the Registrant’s Registration Statement filed on April 28, 2017 (File No. 333-17217).
53.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on October 27, 2017 (File No. 333-17217).
54.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 130 to the Registrant’s Registration Statement filed on January 26, 2018 (File No. 333-17217).
55.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 132 to the Registrant’s Registration Statement filed on April 26, 2018 (File No. 333-17217).
56.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 135 to the Registrant’s Registration Statement filed on July 31, 2018 (File No. 333-17217).
57.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 138 to the Registrant’s Registration Statement filed on December 20, 2018 (File No. 333-17217).
58.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 140 to the Registrant’s Registration Statement filed on February 8, 2019 (File No. 333-17217).
59.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 142 to the Registrant’s Registration Statement filed on April 26, 2019 (File No. 333-17217).
60.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 144 to the Registrant’s Registration Statement filed on February 7, 2020 (File No. 333-17217).
61.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 146 to the Registrant’s Registration Statement filed on April 28, 2020 (file No. 333-17217).
62.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 151 to the Registrant’s Registration Statement filed on February 5, 2021 (File No. 333-17217).
63.	Incorporated by reference and/or previously filed with Registrant’s Registration Statement on Form N-14 filed on March 12, 2021 (File No. 333-254202).
64.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 154 to the Registrant’s Registration Statement filed on April 29, 2021 (File No. 333-17217).

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 21st day of June 2021.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, President and Chief Executive Officer	June 21, 2021

/s/ Christopher P. A. Komisarjevsky* Christopher P. A. Komisarjevsky	Trustee	June 21, 2021

/s/ Gary S. Schpero* Gary S. Schpero	Trustee and Chairman of the Board	June 21, 2021

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	June 21, 2021

/s/ Donald E. Foley* Donald E. Foley	Trustee	June 21, 2021

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	June 21, 2021

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	June 21, 2021

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	June 21, 2021

/s/ Gloria D. Reeg* Gloria D. Reeg	Trustee	June 21, 2021

/s/ Michael Clement* Michael Clement	Trustee	June 21, 2021

/s/ Kathleen Stephansen* Kathleen Stephansen	Trustee	June 21, 2021

/s/ Brian Walsh Brian Walsh	Treasurer and Chief Financial Officer (Principal Accounting Officer)	June 21, 2021

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)